Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Haoxin (BVI) Limited (“Haoxin BVI”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Incorporation state	A British Virgin Islands company
Ownership interest	100.00%	100.00%
Incorporation date	May 13, 2022
Business purpose	A holding company
Haoxin HongKong Limited (“Haoxin HK”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Incorporation state	A Hong Kong company
Ownership interest	100.00%	100.00%
Incorporation date	May 27, 2022
Business purpose	A holding company
Ningbo Haoxin International Logistics Co., Ltd. (“Ningbo Haoxin”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Incorporation state	A PRC limited liability company
Ownership interest	100.00%	100.00%
Incorporation date	Mar. 18, 2013
Business purpose	Providing Temperature-Controlled Truckload Service
Zhejiang Haoxin Logistics Co., Ltd. (“Zhejiang Haoxin”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Incorporation state	A PRC limited liability company
Ownership interest	100.00%	100.00%
Incorporation date	Sep. 25, 2018
Business purpose	Providing Temperature-Controlled Truckload Service
Shenzhen Haiyue Freight Co., Ltd. (“Haiyue”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Incorporation state	A PRC limited liability company
Ownership interest	100.00%	100.00%
Incorporation date	Jul. 10, 2003
Business purpose	Providing Urban Delivery Services
Shenzhen Longanda Freight Co., Ltd. (“Longanda”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Incorporation state	A PRC limited liability company
Ownership interest	100.00%	100.00%
Incorporation date	Oct. 21, 2004
Business purpose	Providing Urban Delivery Services